Share-Based Payment (Narrative) (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2000	Dec. 31, 1998	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant			37,000	4,249	18,303
Options outstanding			48,684	31,135	34,886	27,169
Weighted average remaining contractual life outstanding			9 years 4 months 17 days	7 years 7 months 13 days	7 years 3 months 29 days
Exericse prices for share options outstanding			$ 26.16	$ 12.94	$ 9.83	$ 7.82
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exericse prices for share options outstanding			8.41	5.55	5.55
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exericse prices for share options outstanding			$ 34.44	$ 34.44	$ 13
1998 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term		10 years
Stock option extended expiration term		December 8, 2028
Stock option reserve for grant		75,000
Stock option expiration date		December 8, 2008
Options outstanding			10,749
Ordinary shares available for future grants			26,667
1998 Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant			4,000	4,249	3,000
2000 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term	10 years
Stock option reserve for grant	200,000
Stock option expiration date	August 31, 2028
Stock option vesting term	over a three year period
Percentage of exercise price	80.00%
Options outstanding			37,935
Ordinary shares available for future grants			547,206